T. ROWE PRICE MID-CAP VALUE FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.0%
COMMUNICATION SERVICES 5.2%
Media 4.9%
DISH Network, Class A (1)	1,738,416	50,466
Fox, Class A	1,100,374	30,624
News, Class A	18,430,795	258,400
Scholastic (2)	2,124,059	44,584
ViacomCBS, Class B	5,714,251	160,056
		544,130
Wireless Telecommunication Services 0.3%
Telephone & Data Systems	1,866,972	34,427
		34,427
Total Communication Services		578,557
CONSUMER DISCRETIONARY 2.2%
Diversified Consumer Services 0.8%
Strategic Education	981,768	89,802
		89,802
Multiline Retail 0.3%
Nordstrom	2,461,689	29,343
		29,343
Specialty Retail 0.2%
Tiffany	181,320	21,006
		21,006
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren	1,426,182	96,938
		96,938
Total Consumer Discretionary		237,089
CONSUMER STAPLES 9.0%
Beverages 0.6%
Carlsberg, Class B (DKK)	542,014	73,021
		73,021

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Food & Staples Retailing 1.8%
Kroger	606,439	20,564
Sysco	2,823,327	175,668
		196,232
Food Products 6.6%
Archer-Daniels-Midland	776,281	36,089
Bunge (2)	6,731,163	307,614
Campbell Soup	675,280	32,663
Flowers Foods (2)	10,760,816	261,811
Kraft Heinz	2,910,500	87,170
		725,347
Total Consumer Staples		994,600
ENERGY 10.0%

Energy Equipment & Services 1.3%
Frank's International (1)(2)	17,935,629	27,621
Schlumberger	3,462,848	53,882
SEACOR Holdings (1)	972,849	28,291
SEACOR Marine Holdings (1)(2)	1,880,357	3,817
Tidewater (1)(2)	4,372,175	29,337
		142,948
Oil, Gas & Consumable Fuels 8.7%
Apache	2,019,698	19,127
Cameco	12,909,533	130,386
Canadian Natural Resources	7,264,926	116,312
EQT (2)	19,029,733	246,054
Equinor (NOK)	3,427,723	48,563
Equitrans Midstream	8,843,412	74,815
Hess	2,203,309	90,181
Imperial Oil	14,161,613	169,373
NAC Kazatomprom, GDR	3,250,458	47,481
Peabody Energy (2)	6,213,131	14,290
		956,582
Total Energy		1,099,530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 17.1%

Banks 2.9%
Fifth Third Bancorp	7,882,060	168,046
Popular	956,279	34,684
Westamerica Bancorporation (2)	2,042,174	110,992
		313,722
Capital Markets 5.5%
Lazard, Class A	5,152,835	170,301
Northern Trust	2,083,172	162,425
State Street	3,945,035	234,059
TD Ameritrade Holding	984,169	38,530
		605,315
Consumer Finance 0.7%
Ally Financial	3,069,156	76,944
		76,944
Diversified Financial Services 1.2%
Groupe Bruxelles Lambert (EUR)	1,430,336	128,948
		128,948
Insurance 6.2%
Brighthouse Financial (1)	2,881,246	77,534
Brown & Brown	3,322,605	150,414
CNA Financial	3,492,991	104,755
Kemper	1,250,948	83,601
Loews	5,231,300	181,788
Marsh & McLennan	773,560	88,727
		686,819
Thrifts & Mortgage Finance 0.6%
Capitol Federal Financial (2)	7,585,412	70,279
		70,279
Total Financials		1,882,027
HEALTH CARE 16.0%

Biotechnology 1.2%
Alkermes (1)	4,473,625	74,128

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Incyte (1)	624,956	56,083
		130,211
Health Care Equipment & Supplies 5.9%
Alcon (CHF) (1)	213,354	12,096
Baxter International	1,414,800	113,778
DENTSPLY SIRONA	3,657,949	159,962
Hologic (1)	2,857,659	189,949
Zimmer Biomet Holdings	1,300,272	177,019
		652,804
Health Care Providers & Services 7.4%
Cardinal Health	5,258,847	246,903
Covetrus (1)	4,491,964	109,604
Patterson (2)	9,072,720	218,698
Select Medical Holdings (1)(2)	11,277,379	234,795
		810,000
Pharmaceuticals 1.5%
Perrigo	2,984,218	137,006
Royalty Pharma, Class A	662,351	27,865
		164,871
Total Health Care		1,757,886
INDUSTRIALS & BUSINESS SERVICES 8.7%

Aerospace & Defense 1.8%
Textron	5,379,450	194,144
		194,144
Air Freight & Logistics 1.8%
CH Robinson Worldwide	1,777,295	181,622
Expeditors International of Washington	137,811	12,474
		194,096
Commercial Services & Supplies 0.6%
Cintas	216,361	72,012
		72,012
Machinery 3.3%
AGCO	1,434,251	106,522
CNH Industrial (EUR) (1)	6,177,096	47,776

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PACCAR	1,652,197	140,899
Xylem	805,572	67,765
		362,962
Road & Rail 1.2%
JB Hunt Transport Services	744,041	94,032
Kansas City Southern	44,933	8,125
Ryder System	827,317	34,946
		137,103
Total Industrials & Business Services		960,317
INFORMATION TECHNOLOGY 2.7%

Electronic Equipment, Instruments & Components 1.0%
National Instruments	3,076,720	109,839
		109,839
IT Services 0.6%
Cognizant Technology Solutions, Class A	934,798	64,894
		64,894
Semiconductors & Semiconductor Equipment 1.1%
Applied Materials	2,029,010	120,624
		120,624
Total Information Technology		295,357
MATERIALS 11.5%

Chemicals 2.5%
Corteva	4,500,669	129,664
PPG Industries	378,483	46,205
Westlake Chemical	1,593,884	100,766
		276,635
Construction Materials 1.3%
Summit Materials, Class A (1)	3,537,807	58,515
Vulcan Materials	593,046	80,382
		138,897
Metals & Mining 7.7%
Barrick Gold	3,760,204	105,699
Cia de Minas Buenaventura, ADR	9,720,737	118,787
Franco-Nevada (CAD)	1,450,346	202,670

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Freeport-McMoRan	10,756,268	168,228
Fresnillo (GBP)	13,329,276	205,885
Gold Fields, ADR	3,958,224	48,647
		849,916
Total Materials		1,265,448
REAL ESTATE 6.7%

Equity Real Estate Investment Trusts 6.3%
Equity Commonwealth, REIT	2,601,800	69,286
Equity Residential, REIT	1,383,767	71,029
Rayonier, REIT (2)	6,941,150	183,524
Regency Centers, REIT	2,076,705	78,956
Weyerhaeuser, REIT	10,338,562	294,856
		697,651
Real Estate Management & Development 0.4%
St Joe (1)	2,179,066	44,954
		44,954
Total Real Estate		742,605
UTILITIES 4.2%

Electric Utilities 3.3%
FirstEnergy	6,203,189	178,094
PG&E (1)	19,960,145	187,426
		365,520
Multi-Utilities 0.9%
CenterPoint Energy	5,295,460	102,467
		102,467
Total Utilities		467,987
Total Miscellaneous Common Stocks 4.7% (3)		518,523
Total Common Stocks (Cost $10,123,625)		10,799,926

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER STAPLES 0.3%
Food Products 0.3%
Bunge, 4.875% (4)	313,035	30,482
Total Consumer Staples		30,482
Total Convertible Preferred Stocks (Cost $35,426)		30,482
CORPORATE BONDS 0.2%
Weatherford International, 11.00%, 12/1/24 (5)	39,771,000	23,863
Total Corporate Bonds (Cost $28,496)		23,863
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS 1.2%
T. Rowe Price Government Reserve Fund, 0.09% (2)(6)	134,592,110	134,592
Total Short-Term Investments (Cost $134,592)		134,592
Total Investments in Securities 99.7%
(Cost $10,322,139)		$10,988,863
Other Assets Less Liabilities 0.3%		27,914
Net Assets 100.0%		$11,016,777

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Perpetual security with no stated maturity date.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $23,863 and represents 0.2% of net assets.
(6)	Seven-day yield
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
NOK	Norwegian Krone
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Bunge	$513	$(60,166)	$9,319
Capitol Federal Financial	—	(28,413)	1,626
EQT	(5,259)	52,631	504
Flowers Foods	(4,315)	27,112	6,565
Frank's International	50	(48,238)	—
Lazard, Class A	2,170	(22,603)	4,460
Patterson	(2,678)	34,249	6,952
Peabody Energy	(9,834)	(18,446)	—
Rayonier	(1,098)	(41,668)	5,638
Scholastic	5	(23,732)	647
SEACOR Marine Holdings	(63)	(22,100)	—
Select Medical Holdings	26,793	(37,539)	—
Tidewater	18	(32,150)	—
Westamerica Bancorporation	532	(27,294)	2,482
T. Rowe Price Government
Reserve Fund	—	—	2,201
Totals	$6,834#	$(248,357)	$40,394+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

Affiliated Companies (Continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
Bunge $	* $	60,200$	1,639$	307,614
Capitol Federal Financial	*	16,897	687	70,279
EQT	183,057	20,451	10,085	246,054
Flowers Foods	234,653	42,718	42,672	261,811
Frank's International	*	23,307	242	27,621
Lazard, Class A	*	21,543	18,457	*
Patterson	174,412	17,603	7,566	218,698
Peabody Energy	—	15,969	14,905	14,290
Rayonier	241,658	16,938	33,404	183,524
Scholastic	*	32,215	304	44,584
SEACOR Marine Holdings	25,899	132	114	3,817
Select Medical Holdings	282,451	27,170	37,287	234,795
Tidewater	51,076	10,592	181	29,337
Westamerica
Bancorporation	138,380	4,151	4,245	110,992
T. Rowe Price Government
Reserve Fund	616,832	¤	¤	134,592
Total				$1,888,008^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $40,394 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
*	On the date indicated, issuer was held but not considered an affiliate.
^	The cost basis of investments in affiliated companies was $2,228,307.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE MID-CAP VALUE FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$9,976,480$	823,446$	— $	10,799,926
Convertible Preferred Stocks	—	30,482	—	30,482
Fixed Income Securities[1]	—	23,863	—	23,863
Short-Term Investments	134,592	—	—	134,592
Total	$10,111,072$	877,791$	— $	10,988,863

[1] Includes Corporate Bonds.